INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
As a rate regulated utility company, the Company recovers income taxes from its ratepayers based on estimated current income tax expense in respect of its regulated business. The amounts of deferred income taxes related to regulated operations which are considered to be more likely-than-not to be recoverable from, or refundable to, ratepayers in future periods are recognized as deferred income tax regulatory assets or deferred income tax regulatory liabilities, with an offset to deferred income tax recovery or deferred income tax expense, respectively. The Company’s consolidated income tax expense or income tax recovery for the period includes all current and deferred income tax expenses for the period net of the regulated accounting offset to deferred income tax expense arising from temporary differences to be recovered from, or refunded to, customers in future rates. Thus, the Company’s income tax expense or income tax recovery differs from the amount that would have been recorded using the statutory income tax rate. As the Company operates in Ontario, it is subject to the combined Canadian federal and Ontario statutory rates of 26.5%.
The reconciliation between the statutory and the effective tax rates is provided as follows:

	2025		2024
Year ended December 31	(millions of dollars)	(percentage)	(millions of dollars)	(percentage)
Income before income tax expense	1,568		1,346
Income tax expense at statutory rate of 26.5% (2024 - 26.5%)	416	26.5%	357	26.5%

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(106)	(6.8)%	(83)	(6.2)%
Overheads capitalized for accounting but deducted for tax purposes	(54)	(3.4)%	(51)	(3.8)%
Interest capitalized for accounting but deducted for tax purposes	(29)	(1.8)%	(23)	(1.7)%
Pension and post-retirement benefit contributions in excess of pension expense	(5)	(0.3)%	(10)	(0.7)%
Non-refundable tax credit	(5)	(0.3)%	(3)	(0.2)%
Environmental expenditures	(1)	(0.1)%	(3)	(0.2)%
Other	1	0.1%	(1)	(0.1)%
Net temporary differences attributable to regulated business	(199)	(12.7)%	(174)	(12.9)%
Net permanent differences	2	0.1%	(2)	(0.1)%
Total income tax expense	219	14.0%	181	13.4%
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2025	2024
Current income tax expense	144	38
Deferred income tax expense	75	143
Total income tax expense	219	181
Deferred Income Tax Assets and Liabilities
Deferred income tax assets and deferred income tax liabilities reflect the future income tax consequences attributable to temporary differences between the tax bases and the financial statement carrying amounts of the assets and liabilities including the carry forward amounts of tax losses and tax credits. Deferred income tax assets and deferred income tax liabilities attributable to the Company’s regulated business are recognized with a corresponding offset in deferred income tax regulatory assets and deferred income tax liabilities to reflect the anticipated recovery or repayment of these balances in the future electricity rates. As at December 31, 2025 and 2024, deferred income tax assets and deferred income tax liabilities consisted of the following:

As at December 31 (millions of dollars)	2025	2024
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	616	585
Regulatory assets and liabilities	491	449
Non-capital losses	91	105
Non-depreciable capital property	255	255
Tax credit carryforwards	211	245
Investment in subsidiaries	114	113
Capital losses	27	19
Environmental expenditures	15	16
Other	3	11
	1,823	1,798
Less: valuation allowance	(399)	(394)
Total deferred income tax assets	1,424	1,404

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,874	2,494
Pension assets	214	235
Total deferred income tax liabilities	3,088	2,729

Net deferred income tax liabilities	(1,664)	(1,325)
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2025	2024
Long-term:
Deferred income tax assets	135	127
Deferred income tax liabilities	(1,799)	(1,452)
Net deferred income tax liabilities	(1,664)	(1,325)
The valuation allowance for deferred income tax assets as at December 31, 2025 was $399 million (2024 - $394 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets, investments in subsidiaries and capital losses carried forward.
As at December 31, 2025 and 2024, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2025	2024
2036	1	1
2037	4	41
2038	90	92
2039	15	77
2040	9	14
2041	20	22
2042	29	38
2043	32	38
2044	59	51
2045	68	—
Total losses	327	374